Subsequent Event (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event
Subsequent Event [Line Items]
Principal amount of debt issued					$ 72.9
Stated interest rate		11.75%	11.75%		11.75%
Notes, maturity date		Jan. 15, 2019		Jan. 15, 2019
Principal amount of debt retired						$ 85.8
Debt exchange rate	85.00%